FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 25, 2016	Jun. 09, 2016	Jan. 12, 2016	Dec. 31, 2015	Aug. 31, 2016	Sep. 30, 2016	Jan. 26, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants tainted during period		5,332,773		4,861,344
Warrants tainted during period, value		$ 149,600
Derivative loss		$ 136,276		$ 132,068		$ 338,925
Derivative liability reclassified to equity			$ 142,803			$ 1,382,964
SPA Note Three [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative loss	$ 70,581
Derivative liability reclassified to equity					$ 1,240,161
Fair value of embedded derivative liability	238,479
Discount on debt	$ 167,898						$ 18,000
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of embedded derivative liability				$ 224,068